LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2020
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:

	September 30,
	2019	2020
	RMB	RMB
Land use rights	16,564	13,860
Accumulated amortization	(3,651)	(4,075)

Land use rights, net	12,913	9,785